Submission	Dec. 04, 2024
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	BANK OF NOVA SCOTIAs
Registration File Number	333-261476
Form Type	F-3
Submission Type	424B8
Fee Exhibit Type	EX-FILING FEES